Expense Example - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 361
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,413
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,858
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	918
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	$ 940